Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions				12 Months Ended
		Oct. 31, 2017	Oct. 30, 2017	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Cost				¥ 136,178
Investment in associates and joint ventures, beginning balance				119,766		¥ 47,175
Change of cost				37,110		68,387
Share of profit or loss				7,143		5,855	¥ 1,974
Declared dividends				(1,862)		(820)
Other equity movements				(685)		(831)
Provision of impairment				0
Investment in associates and joint ventures, ending balance				161,472		119,766	¥ 47,175
Accumulated amount of impairment				(1,010)
China Life (Sanya) Health Investment Co. Ltd ("Sanya Company") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Cost				306
Investment in associates and joint ventures, beginning balance				301
Change of cost				0
Share of profit or loss				(10)
Declared dividends				0
Other equity movements				0
Provision of impairment				0
Investment in associates and joint ventures, ending balance				291		301
Accumulated amount of impairment				¥ 0		¥ 0
Joint Ventures				China Life (Sanya) Health Investments Co., Ltd ("Sanya Company")
Accounting method				Equity Method
Percentage of equity interest				51.00%		51.00%
Other joint ventures [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Cost	[1]			¥ 33,349
Investment in associates and joint ventures, beginning balance	[1]			16,801
Change of cost	[1]			15,281
Share of profit or loss	[1]			(509)
Declared dividends	[1]			(444)
Other equity movements	[1]			454
Provision of impairment	[1]			0
Investment in associates and joint ventures, ending balance	[1]			31,583		¥ 16,801
Accumulated amount of impairment	[1]			¥ 0
Joint Ventures	[1]			Others
Accounting method	[1]			Equity Method
Joint ventures [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Cost				¥ 33,655
Investment in associates and joint ventures, beginning balance				17,102
Change of cost				15,281
Share of profit or loss				(519)
Declared dividends				(444)
Other equity movements				454
Provision of impairment				0
Investment in associates and joint ventures, ending balance				31,874		17,102
Accumulated amount of impairment				¥ 0
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Associates	[2]			China Guangfa Bank Co., Ltd. ("CGB")
Accounting Method	[2]			Equity Method
Cost	[2]			¥ 32,162
Investment in associates and joint ventures, beginning balance	[2]			50,229
Change of cost	[2]			0
Share of profit or loss	[2]			4,186
Declared dividends	[2]			0
Other equity movements	[2]			(956)
Provision of impairment	[2]			0
Investment in associates and joint ventures, ending balance	[2]			¥ 53,459		¥ 50,229
Percentage of equity interest				43.686%	[2]	43.686%
Accumulated amount of impairment				¥ 0		¥ 0
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Associates	[3]			Sino-Ocean Group Holding Limited ("Sino-Ocean")
Accounting Method	[3]			Equity Method
Cost	[3]			¥ 11,245
Investment in associates and joint ventures, beginning balance	[3]			12,680
Change of cost	[3]			0
Share of profit or loss	[3]			1,201
Declared dividends	[3]			(553)
Other equity movements	[3]			298
Provision of impairment	[3]			0
Investment in associates and joint ventures, ending balance	[3]			¥ 13,626		¥ 12,680
Percentage of equity interest				29.79%	[3]	29.991%
Accumulated amount of impairment				¥ (1,010)		¥ (1,010)
China Life Property and Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Associates				China Life Property & Casualty Insurance Company Limited ("CLP&C")
Accounting Method				Equity Method
Cost				¥ 6,000
Investment in associates and joint ventures, beginning balance				7,929
Change of cost
Share of profit or loss				328
Declared dividends				(69)
Other equity movements				(3)
Provision of impairment				0
Investment in associates and joint ventures, ending balance				¥ 8,185		¥ 7,929
Percentage of equity interest				40.00%		40.00%
Accumulated amount of impairment				¥ 0		¥ 0
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Associates				COFCO Futures Company Limited ("COFCO Futures")
Accounting Method				Equity Method
Cost				¥ 1,339
Investment in associates and joint ventures, beginning balance				1,419
Change of cost
Share of profit or loss				47
Declared dividends				0
Other equity movements				0
Provision of impairment				0
Investment in associates and joint ventures, ending balance				¥ 1,466		¥ 1,419
Percentage of equity interest				35.00%		35.00%
Accumulated amount of impairment				¥ 0		¥ 0
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Associates				Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Company")
Accounting Method				Equity Method
Cost				¥ 20,000
Investment in associates and joint ventures, beginning balance				20,000
Change of cost
Share of profit or loss				1,351
Declared dividends				(20)
Other equity movements				16
Provision of impairment				0
Investment in associates and joint ventures, ending balance				¥ 21,347		¥ 20,000
Percentage of equity interest				43.86%		43.86%
Accumulated amount of impairment				¥ 0		¥ 0
China Unicom [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Associates	[4]			China United Network Communications Limited ("China Unicom")
Accounting Method	[4]			Equity Method
Cost	[4]			¥ 21,829
Change of cost	[4]			21,829
Share of profit or loss	[4]			(18)
Declared dividends	[4]			0
Other equity movements	[4]			(28)
Provision of impairment	[4]			0
Investment in associates and joint ventures, ending balance	[4]			¥ 21,783
Percentage of equity interest		10.56%	0.08%	10.56%	[4]
Accumulated amount of impairment				¥ 0
Other Associates [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Associates	[1]			Others
Accounting Method	[1]			Equity Method
Cost	[1]			¥ 9,948
Investment in associates and joint ventures, beginning balance	[1]			10,407
Change of cost	[1]			0
Share of profit or loss	[1]			567
Declared dividends	[1]			(776)
Other equity movements	[1]			(466)
Provision of impairment	[1]			0
Investment in associates and joint ventures, ending balance	[1]			9,732		10,407
Associates [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Cost				102,523
Investment in associates and joint ventures, beginning balance				102,664
Change of cost				21,829
Share of profit or loss				7,662
Declared dividends				(1,418)
Other equity movements				(1,139)
Provision of impairment				0
Investment in associates and joint ventures, ending balance				¥ 129,598		¥ 102,664

[1]	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.
[2]	The Company proposed to subscribe for 1,869,586,305 additional shares offering of CGB at no more than RMB7.01 per share, with a total consideration of RMB13.2 billion. The specific subscription price and quantity will be subject to the adjustment based on the valuation result filed to state-owned assets authority. Upon the completion of transaction, the Company will hold 43.686% of CGB's ownership interest, unchanged from prior to the transaction. As at 31 December 2017, the transaction has been reviewed and approved by the Board of Directors of the Company, and the relevant parties of the transaction have not entered into the contracts.
[3]	The 2016 final dividend of HKD0.12 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2017. The Company received a cash dividend amounting to RMB239 million. The 2017 interim dividend of HKD0.167 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 23 August 2017. The Company received a cash dividend amounting to RMB314 million. Sino-Ocean, the Group's associate is listed in Hong Kong. On 29 December 2017 (the last trading day in 2017), the stock price of Sino-Ocean was HKD5.39 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2017. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2017.
[4]	On 16 August 2017, the Company entered into an agreement to acquire 3,177,159,590 non-public offering of A ordinary shares of China Unicom, with a total consideration of RMB21.7 billion to participate into the Mixed Ownership Reform of China Unicom. Upon the completion of the transaction as at 31 October 2017, the Group's share percentage of China Unicom increased from 0.08% to 10.56%, making the Company the second largest shareholder of China Unicom. In accordance with the articles of China Unicom, the Company is entitled to nominate candidates for the Board of Directors and Supervisors. The candidate of Board of Directors nominated by the Company was approved in the General Meeting of China Unicom on 8 February 2018. The management considered that the Group can exert significant influence upon China Unicom, and therefore accounted for it as an associate. On 29 December 2017 (the last trading day in 2017), the stock price of China Unicom was RMB6.33 per share. As at 31 December 2017, the Company had not yet completed the valuation for fair value of the identifiable net assets of China Unicom.